Intangible Assets - Schedule of Intangible Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived and Indefinite Lived Intangible Assets [Line Items]
Cost	$ 2,301	$ 2,294
Accumulated Amortization	(791)	(746)
Net Book Value	1,510	1,548
Land, transmission and water rights
Finite-Lived and Indefinite Lived Intangible Assets [Line Items]
Cost	1,071	1,064
Accumulated Amortization	(182)	(171)
Net Book Value	889	893
Assets under construction
Finite-Lived and Indefinite Lived Intangible Assets [Line Items]
Cost	58	110
Accumulated Amortization	0	0
Net Book Value	58	110
Computer software
Finite-Lived and Indefinite Lived Intangible Assets [Line Items]
Cost	1,040	985
Accumulated Amortization	(528)	(497)
Net Book Value	512	488
Other
Finite-Lived and Indefinite Lived Intangible Assets [Line Items]
Cost	132	135
Accumulated Amortization	(81)	(78)
Net Book Value	$ 51	$ 57